[PACIFIC CONTINENTAL CORPORATION LETTERHEAD]

Via EDGAR

October 8, 2009

Mr. Michael R. Clampitt

Senior Attorney Advisor

United States Securities and Exchange Commission

Division of Corporation Finance

Washington, D.C. 20549

Mail Stop 4720

Re:	Pacific Continental Corporation
Registration Statement on Form S-1
File No. 333-162061

Dear Mr. Clampitt:

Consistent with the telephone conversation between our counsel, Casey M. Nault of Graham & Dunn P.C., and Justin Dobbie of your office, we have prepared the following response by Pacific Continental Corporation (the “Company”) to your September 28, 2009 comment letter regarding the Registration Statement on Form S-1 filed by the Company on September 22, 2009 (File No. 333-162061). For convenience and ease of review, we have reprinted and bolded below the text of each comment in your letter, followed by the Company’s response.

Registration Statement on Form S-1

Exhibit 5.1

1.	Both of the assumptions in the third paragraph are inappropriate. Please revise to eliminate these assumptions.

Response:

Both assumptions have been eliminated.

Michael R. Clampitt, Senior Attorney Advisor

United States Securities and Exchange Commission

2.	Counsel may limit reliance on its opinion with regard to purpose, but not person.

Response:

Counsel’s opinion has been revised to limit reliance only with regard to purpose, but not person.

In connection with this response, the Company acknowledges that: (1) it is responsible for the adequacy and accuracy of the disclosure in the filing; (2) Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and (3) the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We trust that the above is fully responsive to your comments. However, if you have any further questions or concerns, please do not hesitate to call our counsel, Casey M. Nault of Graham & Dunn PC, at (206) 903-4808, or the undersigned at (541) 686-8685.

Sincerely,

/s/ Hal M. Brown
Hal M. Brown
Chief Executive Officer

cc:	Justin Dobbie, Securities and Exchange Commission
Casey M. Nault, Graham & Dunn PC